Operating Leases (Details) - Schedule of Non-Cancelable Operating Lease Obligations - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Schedule of Non-Cancelable Operating Lease Obligations [Abstract]
Period ending September 30, 2025	$ 305
Period ending September 30, 2026	453
Total undiscounted operating lease obligations	758
Less: imputed interest	(28)
Operating lease liabilities recognized in the interim condensed consolidated balance sheet	$ 730	$ 1,070